Subsequent Events (Details) - USD ($)	May 14, 2022	May 16, 2022	May 11, 2022
Subsequent Events [Abstract]
Investors			$ 110,806,000
Underwriting Income (Loss)	$ 10,890,000
Non-interest bearing		$ 1,000,000